UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     January 03, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $349,265 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100     7080   109502 SH       SOLE                        0   109502        0
BED BATH & BEYOND INC          COM              075896100    23610   581810 SH       SOLE                        0   581810        0
BROADCOM CORP                  CL A             111320107    12406   305634 SH       SOLE                        0   305634        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     2907   454102 SH       SOLE                        0   454102        0
C D W CORP                     COM              12512N105    24097   354686 SH       SOLE                        0   354686        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    16964   830335 SH       SOLE                        0   830335        0
CHEESECAKE FACTORY INC         COM              163072101     1330    31060 SH       SOLE                        0    31060        0
CHICOS FAS INC                 COM              168615102    10139   275230 SH       SOLE                        0   275230        0
CISCO SYS INC                  COM              17275R102    26188  1018587 SH       SOLE                        0  1018587        0
DOT HILL SYS CORP              COM              25848T109      212    15000 SH       SOLE                        0    15000        0
EBAY INC                       COM              278642103     6396    95560 SH       SOLE                        0    95560        0
EON LABS INC COM               COMMON           29412E104    12914   226050 SH       SOLE                        0   226050        0
FASTENAL CO                    COM              311900104     1157    24150 SH       SOLE                        0    24150        0
GILEAD SCIENCES INC            COM              375558103     6183   112805 SH       SOLE                        0   112805        0
HPL TECHNOLOGIES INC           COMMON           40426C105       31    92480 SH       SOLE                        0    92480        0
JDS UNIPHASE CORP              COM              46612J101      185    36190 SH       SOLE                        0    36190        0
KOHLS CORP                     COM              500255104    15757   355698 SH       SOLE                        0   355698        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     6155   172712 SH       SOLE                        0   172712        0
LEAPFROG ENTERPRISES INC       CL A             52186N106     6344   227308 SH       SOLE                        0   227308        0
MEDTRONIC INC                  COM              585055106    10732   218038 SH       SOLE                        0   218038        0
MICROSOFT CORP                 COM              594918104     3124   112973 SH       SOLE                        0   112973        0
NETWORK APPLIANCE INC          COM              64120L104    17301   773064 SH       SOLE                        0   773064        0
ORACLE CORP                    COM              68389X105    13545   977247 SH       SOLE                        0   977247        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108    13077   282624 SH       SOLE                        0   282624        0
PAYCHEX INC                    COM              704326107     9721   259357 SH       SOLE                        0   259357        0
POWER-ONE INC                  COM              739308104     6894   550633 SH       SOLE                        0   550633        0
QUALCOMM INC                   COM              747525103    15073   257179 SH       SOLE                        0   257179        0
SKILLSOFT PLC                  SPONSORED ADR    830928107     4424   508472 SH       SOLE                        0   508472        0
STAPLES INC                    COM              855030102    13145   494003 SH       SOLE                        0   494003        0
STARBUCKS CORP                 COM              855244109    17684   483040 SH       SOLE                        0   483040        0
SYNOPSYS INC                   COM              871607107    15953   452068 SH       SOLE                        0   452068        0
TWEETER HOME ENTMT GROUP INC   COM              901167106     4338   415514 SH       SOLE                        0   415514        0
UTSTARCOM INC                  COM              918076100      733    22000 SH       SOLE                        0    22000        0
VERISIGN INC COM               COMMON           92343E106     8435   482571 SH       SOLE                        0   482571        0
WATSON PHARMACEUTICALS INC     COM              942683103    13027   280096 SH       SOLE                        0   280096        0
ZORAN CORP                     COM              98975F101     2004   104479 SH       SOLE                        0   104479        0